Significant events - Sale of Custody business (Details) - MXN ($) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 02, 2018	Oct. 31, 2018	Dec. 31, 2018	Jul. 24, 2015
Related-party transactions
Increase in equity			$ 506
Banco Santander, S.A. (Spain)
Related-party transactions
Sale price				$ 1,191
Banco S3 Mexico, SA, Institucion de Banca Multiple
Related-party transactions
Sale price	$ 850	$ 722
Total amount was paid (as a percent)	90.00%
Remaining amount to be paid (as a percent)	10.00%
Sales price that can be adjusted (as a percent)	10.00%
Decrease in agreed sale price		128
Increase in equity		$ 506